Income Taxes - Income from Continuing and Discontinued Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 292,033	$ 560,446	$ 636,584
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	91,485	123,707	290,946
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 200,548	$ 436,739	$ 345,638